Taxation Taxation - Items Within the Statement of Operations (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Loss on marketable securities		$ (64)
(Loss)/gain on derivative financial instruments	[1]	(31)
Reorganization items, net		(9)
Loss on impairment of investments		0
Loss on disposals	[1]	$ 0
Predecessor
Income Tax [Line Items]
Loss on marketable securities			$ (3)	$ 0	$ 0
(Loss)/gain on derivative financial instruments	[1]		(4)	11	(74)
Reorganization items, net			(3,365)	(1,337)	0
Loss on impairment of investments			0	(841)	(895)
Loss on disposals	[1]		$ 0	$ (245)	$ 0

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".